Cover Page	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Address, State or Province	ON
Entity Address, City or Town	Stayner
Amendment Flag	false
Entity Registrant Name	CRONOS GROUP INC.
Entity Central Index Key	0001656472
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	CRONOS GROUP INC.
Document Period End Date	May 08, 2026